Investment Objectives and Goals	May 15, 2024
Invesco Core Bond Fund | Invesco Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Core Bond Fund
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Emerging Markets Local Debt Fund
Invesco Global Strategic Income Fund | Invesco Global Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Global Strategic Income Fund
Invesco International Bond Fund | Invesco International Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Invesco International Bond Fund